Accrued Expenses and Other Payables - Components of Accrued Expenses and Other Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Payables and Accruals [Abstract]
VAT and surcharges payable	¥ 107,770	$ 15,480	¥ 156,045
Payroll and welfare payable	495,711	71,204	574,389
Accrued rebates	683,915	98,238	880,624
Deposit from customers	43,283	6,217	80,385
Accrued expenses	915,978	131,572	571,625
Payable for purchase of fixed assets	23,847	3,425	27,132
Professional service fees	1,969	283	9,206
Payable for exercise of share-based awards	15,977	2,295	39,500
Operating lease liabilities - current portion	52,781	7,582
Others	76,207	10,947	101,042
Accrued expenses and other payables	¥ 2,417,438	$ 347,243	¥ 2,439,948